






R&B

AFL-CIO
HOUSING INVESTMENT TRUST

2016

2nd quarter presentation

National Office
2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037 • (202) 331-8055

www.aflcio-hit.com

Features of the HIT: Competitive Returns, Impact Investing

- **$5.8 billion investment grade fixed-income portfolio**
  - Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission
  - Monthly unit valuation and income distribution- third party pricing provides integrity
- **Consistent and competitive returns**
  - The HIT's gross returns have exceeded the Barclays Aggregate for 23 consecutive calendar years, although the first quarter 2016 returns underperformed. *(See page 10 for more performance)*
  - Includes 2008, when many fixed-income investments had lower or negative returns
- **30 years of impact investing**
  - Invested over $10 billion nationally (in current dollars) since inception in 1984, financed 460 projects in 29 states
  - All construction is done 100% union
  - Generated over 76,000 union construction jobs and over 161,600 total jobs across the U.S.
  - More livable communities with quality affordable housing and a sustainable environment

As of March 31, 2016

Investor Profile: 385 Investors

374 Taft-Hartley pension plans/labor organizations

- $4.22 billion in net assets
- 73% total assets
- 282 building trades funds and 92 industrial and service funds; 38 of these are Health & Welfare plans

11 public employee pension plans

- $1.57 billion in net assets
- 27% total assets

As of March 31, 2016

The Team

- **Leadership**
  - Stephen Coyle, CEO: 40+ years experience in housing production and finance, economic development, and urban planning, with 24 years at the HIT
  - Ted Chandler, COO: 27 years experience in housing finance and community development, including 15 years at Fannie Mae and 6 years at the HIT
  - Erica Khatchadourian, CFO: 27 years experience in accounting for financial transactions, general and personnel management and policy development, with 23 years at the HIT
- **Portfolio management**
  - Chang Suh, CFA, Sr. EVP/Chief Portfolio Manager: 20 years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 18 years at the HIT
  - Guy Carter, Senior Portfolio Manager: 14 years of experience including 6 years at Freddie Mac and 8 years at the HIT
  - Mike Cook, CFA, FRM, Senior Portfolio Manager: 13 years of experience at the HIT
  - David Phillips, Senior Portfolio Analyst: 17 years of experience at the HIT

Organizational Structure


Board of Trustees
Nicholas Milano
General Counsel
Stephen Coyle
Chief Executive Officer
Kate Rosenthal
Chief of Staff
Christopher Kaiser
Chief Compliance Officer*
Eric Price
Executive Vice President^
Erica Khatchadourian
Chief Financial Officer
Chang Suh
Senior Executive Vice President/
Chief Portfolio Manager
Ted Chandler
Chief Operating Officer
Debbie Cohen
Chief Development Officer
Thalia Lankin
Director of Operations
Lesyllee White
Executive Vice President and
Managing Director of
Marketing
Stephanie Wiggins
Executive Vice President &
Chief Investment Officer

* The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees.

^ Also serves as Chief Executive Officer of Building America CDE, Inc., a wholly owned subsidiary of the HIT formed in January 2010. Building America has been certified as a Community Development Entity by the CDFI Fund.

Construction Jobs Initiative: Union Construction Jobs and Positive Impact

Since 2009, the initiative has created over 22,600 union construction jobs nationally and is working towards 25,000 jobs

The HIT and subsidiary Building America have invested in 82 projects in 37 cities

Leveraged capital for total development value of $4.5 billion

Significant total impact on the national economy and local communities*:

- 48,190 total jobs, including 22,610 construction jobs and other jobs attributed to the HIT's investments
- $3.0 billion in salaries and benefits, including $1.5 billion for construction workers
- $341 million in local tax revenues and $647 million in federal revenues
- $7.6 billion in total economic activity

- The HIT generated cumulative 40.9% gross return and cumulative 36.6% net return from the beginning of 2009 through March 31, 2016.

**Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input-output model based on HIT project data and secondary source information. Projects include those with financing by HIT's subsidiary Building America. In 2015 dollars.*

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended March 31, 2016, was 2.27%, 2.53%, 3.73%, and 4.89%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

30+ Years of Impact Investing: Housing, Union Construction Jobs & Economic Benefits

- **$25 billion total economic impact***
  - Created nearly $10 billion in personal income including benefits, with approximately $5 billion for construction workers
  - Produced over 101,300 housing and healthcare units nationwide, with 65% housing affordable
- **$3 billion in tax revenues***
  - State and local revenue of $1 billion; federal revenue over $2 billion
- **Green Jobs Initiative – HIT invested $1.6 billion**
  - **LEED-** certified projects –HIT invested $700 million and Building America provided $67.5 million in tax credits for 33 projects with total development value of over $2.2 billion since 2001
  - **Energy retrofit projects-** invested $900 million in 29 projects with total development value of $1.7 billion since 2010

**Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input-output model based on HIT project data and secondary source information. Projects include those with financing by HIT's subsidiary Building America. In 2014 dollars.*

As of March 31, 2016

Cycle of Sustainable Investment


Union pension funds invest in HIT
1
2
HIT finances development projects through guaranteed securities
The HIT Investment Cycle
Union workers contribute to pension funds
5
3
Construction securities help provide competitive returns
4
Construction projects generate good union jobs

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

Investment Objective and Strategy

OBJECTIVE:
Generate competitive risk-adjusted fixed-income returns versus the Barclays Capital Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs

STRATEGY:

- Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate.
- Overweight government/agency multifamily mortgage-backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.
  - Expertise in government/agency multifamily MBS
  - Directly sources construction-related multifamily MBS
  - Focus on construction-related multifamily MBS can provide a yield advantage.
  - Substitution of prepayment-protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed-income strategies.

Superior Yield and Lower Credit Risk

As of March 31, 2016	HIT	Barclays Aggregate
Superior Credit Profile		
U.S. Government/Agency /AAA/Cash	95.5%	71.5%
A & Below	0.1%	24.1%
Superior Yield		
Current Yield: 21 basis point advantage	3.20%	2.99%
Similar Interest Rate Risk		
Effective Duration	4.98	5.46
Convexity	0.10	0.05
Similar Call /Prepayment Risk		
Call Protected	77%	72%
Not Call Protected	23%	28%

The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

HIT Performance Relative to the Benchmark



Annualized Total Returns versus Benchmark
As of March 31, 2016
6.0%
5.0%
4.0%
3.0%
2.0%
1.0%
0.0%
2.86%
2.74%
3.03%
2.71%
2.27%
1.96%
2.97%
2.53%
2.50%
4.18%
3.73%
3.78%
5.34%
4.89%
4.90%
Q1 2016
1-year
3-year
5-year
10-year
HIT Gross Return
HIT Net Return
Barclays Aggregate Index

The HIT's gross returns exceeded the Barclays Aggregate for the 1-, 3-, 5- and 10-year periods ending March 31, 2016. Its net returns exceeded the index for the 1- and 3-year periods.

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Average Annual Total Returns vs. Benchmark



Calendar Year Returns as of Year-end
13%
11%
9%
7%
5%
3%
1%
-1%
-3%
8.60%
8.21%
8.44%
12.04%
11.64%
10.25%
4.17%
3.78%
4.10%
4.59%
4.20%
4.34%
3.03%
2.64%
2.43%
5.08%
4.65%
4.33%
7.14%
6.70%
6.97%
5.68%
5.25%
5.24%
6.73%
6.28%
5.93%
6.62%
6.16%
6.54%
8.34%
7.86%
7.84%
4.71%
4.27%
4.22%
-1.95%
-2.37%
-2.02%
6.56%
6.10%
5.97%
1.58%
1.13%
0.55%
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015
HIT Gross
HIT Net
Barclays Aggregate

The HIT's gross returns have exceeded the Barclays Aggregate for 23 consecutive calendar years, including 2008, when many fixed-income investments' returns were lower than the benchmark or negative.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended March 31, 2016, was 2.27%, 2.53%, 3.73%, and 4.89%, respectively. The performance data quoted represents past performance and is no guarantee of future results. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

HIT Performance Relative to the Benchmark

HIT Performance Tracks Benchmark

As of March 31, 2016



15%
12%
9%
6%
3%
0%
-3%
Mar-01
Mar-02
Mar-03
Mar-04
Mar-05
Mar-06
Mar-07
Mar-08
Mar-09
Mar-10
Mar-11
Mar-12
Mar-13
Mar-14
Mar-15
Mar-16
HIT Gross
Barclays Aggregate

Rolling annual returns show a high correlation with the Barclays Aggregate, exceeding the benchmark during periods of economic weakness; 97% correlation of month-over-month returns over the 5 years ending March 31, 2016.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended March 31, 2016, was 2.27%, 2.53%, 3.73%, and 4.89%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Active Risk Management

Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate

- **Lower credit risk – Higher credit quality**
  - Government/agency MBS
  - Substitutes call-protected multifamily MBS for corporate debt and some Treasuries and agency debt
  - No derivatives
  - No leverage through borrowing
- **Similar interest rate risk**
  - Duration and convexity similar to the benchmark

High liquidity

- More than 99% invested in liquid securities
- Not a real estate fund

Oversight Committees comprised of senior management

- **Portfolio Management Committee**
  - Sets portfolio macro-strategy and oversees Portfolio Management Group (PMG), monitors trading and valuation matters, approves counterparties
- **Investment Committee**
  - Reviews and approves all commitments related to construction, including pricing by PMG
  - Board of Trustees Executive Committee approves all transactions greater than $75 million

High Credit Quality: 96% Government/Agency/AAA/Cash



Credit Quality
As of March 31, 2016
Direct Loan 0.1%
Cash & Cash Equivalents
2.0%
46.7%
US Government (including Treasury, FHA & Ginnie)
44.4%
4.4%
2.4%
AA Average Quality (State Housing Bonds)
Agency (including Fannie & Freddie)
AAA

Based on total investments and including unfunded commitments.

Overweight to Multifamily Sector: 64% Allocation


Sector Allocation
As of March 31, 2016
30-Year SF MBS
14.5%
1.4%
15-Year SF MBS
6.0%
ARMS/floaters SF MBS
Treasury
9.9%
Construction-Related MF MBS
6.9%
Short Term
2.0%
AAA Private- Label CMBS
2.4%
56.9%
Permanent MF MBS

Based on total investments and including unfunded commitments.

HIT Offers Diversification Benefits

Correlation of Monthly Year-over-Year Changes in Indices vs. HIT
Periods ending December 31, 2015

Asset	Five Year	Ten Year
HIT (net)	1.00	1.00
Barclays Capital Aggregate Bond Index	0.99	0.96
Bloomberg REIT Index	0.44	0.03
U.S. Standard & Poors 500 Index	-0.45	-0.20
United Kingdom FTSE 100 Index	-0.46	-0.14

Over the past five- and ten- year periods, the HIT's returns have been negatively correlated to equities. Although highly correlated with the Barclays Aggregate, the HIT does not hold corporate debt and thus provides better diversification and credit quality.

Source: Haver Analytics, Bloomberg LP, Barclays Aggregate, and the HIT

Multifamily Focus: Attractive Spreads

Historical Multifamily Spreads
March 2011- March 2016



Spreads to 10-Year Treasury in Basis Points
220
200
180
160
140
120
100
80
60
40
20
0
Mar-11
Sep-11
Mar-12
Sep-12
Mar-13
Sep-13
Mar-14
Sep-14
Mar-15
Sep-15
Mar-16
Ginnie Mae Permanent
Ginnie Mae Construction/Permanent
Fannie Mae Multifamily 10/9.5 DUS

Source: HIT and Securities Dealers

Construction-related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation.

Investment Comparison
As of March 31, 2016

Investment Type	Effective Duration	Effective Convexity	Yield (%)	Spread to 10-Year (bps)
10 Year UST	9.24	0.47	1.78%	0
GNMA Construction/Permanent	9.15	0.50	3.12%	134
GNMA Permanent	8.22	0.40	2.65%	87
Agency CMBS	9.14	0.97	2.86%	108
FNMA Multifamily 10/9.5 DUS	7.66	0.35	2.48%	70
FNMA 2.5% 30yr MBS	6.02	-1.65	2.54%	76
Gold (Freddie Mac) 2.5% 30yr MBS	6.05	-1.55	2.58%	80
GNMA 2.5% 30yr MBS	6.14	-1.09	2.50%	72
Barclays Corporate AAA Index	9.60	1.75	2.55%	77

May not add due to rounding

Multifamily construction-related loan spreads remain higher than permanent loan spreads and some other high credit quality options

2016 Interest Rate Environment


U.S. Treasury Yield Curve Shift
Percent
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
3.01
2.75
2.27
2.61
1.76
2.17
1.77
1.31
1.65
1.05
1.07
1.21
0.72
0.85
0.67
2 Year
3 Year
5 Year
10 Year
30 Year
12/31/2014
12/31/2015
3/31/2016


10-Year Treasury vs. Ginnie Mae Construction/Permanent MBS Yields
Percent
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
Mar-14
May-14
Jul-14
Sep-14
Nov-14
Jan-15
Mar-15
May-15
Jul-15
Sep-15
Nov-15
Jan-16
Mar-16
10-year Treasury Yield
Ginnie Mae Construction/Permanent Yield

Source: Bloomberg and the HIT

Construction-Related Multifamily & Healthcare Project Investment Process



INVESTMENT OFFICERS IDENTIFY PROJECTS
Mortgage Bankers
Developers
Housing Finance Agencies
Community Organizations
Labor Community
City Representatives
INVESTMENT OFFICERS ANALYZE PROJECTS
Development Team
Financial Analysis
Market Analysis
Property Characteristics
Project Status
Labor Concurrence
Third-Party Reports
Site Visit
MORTGAGE BANKER UNDERWRITING & PROCESSING
Financial Analysis
Market Review
Mortgage Credit
Sponsor/Management
PUBLIC SECTOR APPROVAL, if appropriate
INVESTMENT COMMITTEE*
Reviews information on all construction-related multifamily and healthcare investments for the portfolio
Reviews pricing provided by Portfolio Management Group
Approves transactions for investment or recommends transactions to Executive Committee, if required
under $75M
$75M or over
PORTFOLIO MANAGER
Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment
EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES
Reviews and approves

*Standard process: (1) Letter of Interest or Conditional Commitment is issued after Investment Committee approval based on analysis of the financing structure and pro formas, property description, proposed rents, market demand, sponsor, management, etc.; (2) Preliminary Financing Proposal is approved to be issued when information is available on site control, zoning; third-party reports, and labor confirmation that the project will be built with 100% union labor; (3) after confirmation that the necessary credit enhancement/agency endorsement or approval has been obtained, the final commitment is based on proposed pricing from the Portfolio Management Group. For transactions of $75 million or more, approval by the Executive Committee of the Board is then required. Finally, the project is eligible for rate lock and final commitment documentation. (The first two steps may not occur in each transaction and do not obligate the HIT.)

Strong Demand for Multifamily Housing



Home Ownership Continues to Fall
(percent)
70
69
68
67
66
65
64
63
Q2-2001
Q1-2002
Q4-2002
Q3-2003
Q2-2004
Q1-2005
Q4-2005
Q3-2006
Q2-2007
Q1-2008
Q4-2008
Q3-2009
Q2-2010
Q1-2011
Q4-2011
Q3-2012
Q2-2013
Q1-2014
Q4-2014
Q3-2015



Increased Demand for Multifamily Housing
(6 month moving average housing starts, thousands, annual rate)
450
400
350
300
250
200
150
100
50
0
May-07
Nov-07
May-08
Nov-08
May-09
Nov-09
May-10
Nov-10
May-11
Nov-11
May-12
Nov-12
May-13
Nov-13
May-14
Nov-14
May-15
Nov-15



Household Formation
(thousands of new households)
2000
1500
1000
500
0
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

Source: top, US Census Bureau; bottom, US Census Bureau and Haver Analytics (adjusted for breaks in data), 2015 is through September

Strong Demand for Multifamily Housing

- Americans switching to renting vs. owning
- Still difficult to access mortgage credit for single family home buyers
- Lessons learned from housing bubble
- Demographics/household formation
- Rehab opportunities: aging multifamily projects will need substantial rehab in dense urban markets
- Migration into major cities and limited land – need to build up
- Time horizon – multifamily demand expected to be strong and ongoing for the foreseeable future

HIT Positioned Well in the Current Environment

- Low inflation, tepid global economic growth, geopolitical risk.
- Trajectory for future fed funds rate hikes likely to be gradual due to concerns about low inflation and downside risks to the economy. Other central banks are moving in the opposite direction (i.e., lower rates and quantitative easing).
- High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other investment alternatives.
- Strong demand for rental and affordable housing expected for many years. This should help build the HIT's pipeline of investments to execute its strategy.
- Outlook is for steady growth of assets and investors based on the HIT's long track record of competitive returns and its ability to create jobs and stimulate local economies.

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments

The HIT offers investors:

Competitive Returns

Low Risk Liquid Investment

Diversification

Construction Jobs

Affordable Housing



Lake Village East Apartments
Chicago



333 on the Park
St. Paul



2101 South Michigan Apartments
Chicago



Seward Towers East & West
Minneapolis

Contact Information

National Office

2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037
(202) 331-8055

www.aflcio-hit.com

Chang Suh, CFA, *Executive Vice President - Chief Portfolio Manager*
csuh@aflcio-hit.com

Lesyllee White, *Executive Vice President and Managing Director of Marketing*
lwhite@aflcio-hit.com

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT's website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.

Fund overview

Performance for Periods Ending March 31, 2016					
	1 Year	**3 Year**	**5 Year**	**10 Year**	**Since Inception**
HIT Time-Weighted, Gross	2.71%	2.97%	4.18%	5.34%	-
HIT Time-Weighted, Net	2.27%	2.53%	3.73%	4.89%	-
Participant Dollar-Weighted					

Market Value of Units Held at 3/31/16:

Returns over one year are annualized. The performance data quoted represents past performance and is no guarantee of future results. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Important Notice. The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account. Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported. In accordance with the Investment Company Act of 1940, as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi-annual (unaudited) reports and its complete schedule of portfolio holdings for the 1st and 3rd quarters on Form N-Q.